PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 15,900.0	$ 15,574.5
Accumulated depreciation and amortization	(6,688.1)	(5,713.2)
Total property and equipment, net	9,211.9	9,861.3
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	2,119.2	2,382.7
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	4,720.0	4,968.4
Property under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	669.3	652.2
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	1,706.6	1,468.3
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	5,802.4	5,132.1
Property and equipment under finance leases
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 882.5	$ 970.8